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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21978

                      Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments 7/31/13

 Shares

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.4%

 Materials - 0.1%

 Precious Metals & Minerals - 0.1%

 1,400,000

 NR/NR

 Aquarius Platinum, Ltd., 4.0%, 12/18/15

 $

 1,134,000

 Total Materials

 $

 1,134,000

 Diversified Financials - 0.3%

 Asset Management & Custody Banks - 0.3%

 1,850,000

 BBB/NR

 Prospect Capital Corp., 5.5%, 8/15/16

 $

 1,949,438

 950,000

 BBB/NR

 Prospect Capital Corp., 5.75%, 3/15/18 (144A)

 970,188

 $

 2,919,626

 Total Diversified Financials

 $

 2,919,626

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $4,010,979)

 $

 4,053,626

 PREFERRED STOCKS - 1.1%

 Real Estate - 1.1%

 Diversified REIT's - 0.3%

 95,999

 NR/NR

 First Potomac Realty Trust, 7.75%, 12/31/99 (Perpetual)

 $

 2,507,494

 Office REIT's - 0.3%

 94,999

 NR/NR

 Coresite Realty Corp., 7.25%, 12/31/99 (Perpetual)

 $

 2,381,625

 Retail REIT's - 0.0%†

 507

 NR/NR

 Wheeler Real Estate Investment Trust, Inc., 9.0%, 9/21/13

 $

 507,000

 Specialized REIT's - 0.5%

 91,866

 NR/NR

 LaSalle Hotel Properties, 7.5%, 12/31/99 (Perpetual)

 $

 2,344,880

 100,000

 NR/NR

 Pebblebrook Hotel Trust, 6.5%, 12/31/99 (Perpetual)

 2,349,000

 $

 4,693,880

 Total Real Estate

 $

 10,089,999

 TOTAL PREFERRED STOCKS

 (Cost $10,375,956)

 $

 10,089,999

 Shares

 COMMON STOCKS - 66.1%

 Energy - 1.6%

 Oil & Gas Equipment & Services - 0.3%

 1,671,505

 Ezion Holdings, Ltd.

 $

 2,913,933

 Integrated Oil & Gas - 1.0%

 165,757

 BG Group Plc

 $

 3,007,497

 52,673

 Chevron Corp.

 6,631,004

 $

 9,638,501

 Oil & Gas Storage & Transportation - 0.3%

 6,039,405

 China Suntien Green Energy Corp, Ltd. *

 $

 2,186,938

 Total Energy

 $

 14,739,372

 Materials - 4.1%

 Commodity Chemicals - 0.5%

 706,000

 Asahi Kasei Corp.

 $

 4,474,040

 Diversified Chemicals - 0.6%

 38,419

 PPG Industries, Inc.

 $

 6,163,944

 Specialty Chemicals - 2.1%

 275,666

 Clariant AG

 $

 4,307,410

 56,966

 Ecolab, Inc.

 5,248,847

 3,229

 Givaudan SA

 4,499,159

 36,800

 Shin-Etsu Chemical Co, Ltd.

 2,298,065

 1,114

 Sika AG

 3,109,012

 $

 19,462,493

 Construction Materials - 0.6%

 1,663,983

 Cemex SAB de CV *

 $

 1,921,190

 1,731,103

 Indocement Tunggal Prakarsa Tbk PT

 3,504,495

 $

 5,425,685

 Paper Packaging - 0.3%

 4,969,963

 Greatview Aseptic Packaging Co, Ltd.

 $

 2,991,728

 Total Materials

 $

 38,517,890

 Capital Goods - 10.4%

 Aerospace & Defense - 3.7%

 90,276

 European Aeronautic Defence and Space Co NV

 $

 5,424,434

 27,400

 Honeywell International, Inc.

 2,273,652

 53,023

 Raytheon Co.

 3,809,172

 97,480

 The Boeing Co.

 10,245,148

 97,557

 United Technologies Corp.

 10,299,092

 13,816

 Zodiac Aerospace

 2,010,692

 $

 34,062,190

 Construction & Engineering - 0.7%

 2,972,128

 Arabtec Holding Co.

 $

 614,979

 1,733,077

 China Singyes Solar Technologies Holdings, Ltd.

 1,739,830

 1,386,596

 China State Construction International Holdings, Ltd.

 2,208,629

 1,514,600

 Gamuda Bhd

 2,219,108

 $

 6,782,546

 Electrical Components & Equipment - 1.5%

 70,661

 Eaton Corp Plc

 $

 4,872,076

 547,000

 Hitachi, Ltd.

 3,670,133

 54,010

 Rockwell Automation, Inc.

 5,230,868

 $

 13,773,077

 Industrial Conglomerates - 2.3%

 990,673

 Alfa SAB de CV

 $

 2,529,269

 8,896,361

 Alliance Global Group, Inc. *

 5,384,429

 65,820

 Industries Qatar QSC

 2,872,960

 2,773,000

 JG Summit Holdings, Inc.

 2,684,849

 369,328

 John Keells Holdings Plc

 730,639

 312,000

 Keppel Corp., Ltd.

 2,539,192

 42,281

 Samsung Techwin Co, Ltd.

 2,646,814

 104,160

 SM Investments Corp.

 2,278,590

 $

 21,666,742

 Construction & Farm Machinery & Heavy Trucks - 0.9%

 24,000

 Caterpillar, Inc.

 $

 1,989,840

 3,041,903

 First Tractor Co, Ltd.

 1,795,945

 1,243,557

 SembCorp Marine, Ltd.

 4,446,698

 $

 8,232,483

 Industrial Machinery - 1.3%

 1,459,069

 CIMC Enric Holdings, Ltd.

 $

 1,848,429

 10,210,053

 EVA Precision Industrial Holdings, Ltd.

 1,487,108

 404,091

 Interpump Group S.p.A.

 4,008,296

 58,180

 Stanley Black & Decker, Inc.

 4,923,192

 $

 12,267,025

 Total Capital Goods

 $

 96,784,063

 Commercial Services & Supplies - 1.2%

 Environmental & Facilities Services - 0.4%

 9,622,269

 Beijing Enterprises Water Group, Ltd.

 $

 3,885,801

 Security & Alarm Services - 0.8%

 54,792

 Secom Co, Ltd.

 $

 3,020,813

 134,188

 Tyco International, Ltd.

 4,671,084

 $

 7,691,897

 Total Commercial Services & Supplies

 $

 11,577,698

 Transportation - 1.5%

 Airlines - 0.4%

 4,128,643

 AirAsia BHD

 $

 4,013,033

 Railroads - 0.6%

 122,205

 CSX Corp.

 $

 3,031,906

 28,300

 East Japan Railway Co.

 2,279,533

 $

 5,311,439

 Airport Services - 0.1%

 2,345

 Flughafen Zuerich AG

 $

 1,271,039

 Highways & Railtracks - 0.4%

 7,556,310

 Anhui Expressway Co.

 $

 3,395,457

 Total Transportation

 $

 13,990,968

 Automobiles & Components - 4.5%

 Auto Parts & Equipment - 1.4%

 28,395

 Autoliv, Inc.

 $

 2,321,859

 140,671

 Brembo S.p.A.

 3,060,304

 8,450,975

 Xinyi Glass Holdings, Ltd.

 7,743,731

 $

 13,125,894

 Tires & Rubber - 0.9%

 81,967

 Cie Generale des Etablissements Michelin

 $

 8,239,494

 Automobile Manufacturers - 2.2%

 38,847

 Bayerische Motoren Werke AG

 $

 3,812,061

 3,241,140

 Brilliance China Automotive Holdings, Ltd. *

 3,871,771

 32,981

 Daimler AG

 2,296,486

 223,142

 Ford Motor Co.

 3,766,637

 349,197

 Mazda Motor Corp.

 1,458,524

 210,800

 Nissan Motor Co, Ltd.

 2,207,266

 13,470

 Volkswagen AG

 3,075,712

 $

 20,488,457

 Total Automobiles & Components

 $

 41,853,845

 Consumer Durables & Apparel - 2.1%

 Consumer Electronics - 0.3%

 131,800

 Sony Corp.

 $

 2,773,852

 Home Furnishings - 0.1%

 1,080,400

 Man Wah Holdings, Ltd.

 $

 1,211,574

 Homebuilding - 0.1%

 34,300

 West Holdings Corp. *

 $

 1,048,850

 Household Appliances - 0.5%

 1,900,394

 Techtronic Industries Co.

 $

 4,645,207

 Apparel, Accessories & Luxury Goods - 1.1%

 132,941

 Burberry Group Plc

 $

 3,111,852

 23,372

 Christian Dior SA

 4,168,972

 15,730

 VF Corp.

 3,098,810

 $

 10,379,634

 Total Consumer Durables & Apparel

 $

 20,059,117

 Consumer Services - 1.3%

 Casinos & Gaming - 1.2%

 941,380

 Galaxy Entertainment Group, Ltd. *

 $

 4,953,739

 1,820,700

 Genting Malaysia Bhd

 2,330,365

 129,760

 Grand Korea Leisure Co, Ltd.

 3,686,678

 $

 10,970,782

 Hotels, Resorts & Cruise Lines - 0.0%†

 115,599

 Aitken Spence Hotel Holdings Plc

 $

 60,394

 Restaurants - 0.1%

 267,561

 Oishi Group PCL

 $

 968,373

 Total Consumer Services

 $

 11,999,549

 Media - 3.1%

 Advertising - 0.3%

 2,798,221

 SinoMedia Holding, Ltd.

 $

 2,473,888

 Broadcasting - 0.4%

 79,246

 CBS Corp. (Class B)

 $

 4,187,359

 Cable & Satellite - 0.4%

 88,378

 Comcast Corp.

 $

 3,984,080

 Movies & Entertainment - 1.7%

 141,358

 Avex Group Holdings, Inc.

 $

 4,854,072

 2,122,413

 Major Cineplex Group PCL

 1,428,027

 41,807

 The Walt Disney Co.

 2,702,823

 72,873

 Twenty-First Century Fox, Inc.

 2,177,445

 58,041

 Viacom, Inc. (Class B)

 4,223,644

 $

 15,386,011

 Publishing - 0.3%

 233,537

 Reed Elsevier Plc

 $

 3,024,726

 Total Media

 $

 29,056,064

 Retailing - 0.6%

 Department Stores - 0.1%

 476,500

 Lifestyle International Holdings, Ltd.

 $

 1,132,571

 Home Improvement Retail - 0.5%

 61,003

 The Home Depot, Inc.

 $

 4,821,067

 Total Retailing

 $

 5,953,638

 Food & Staples Retailing - 1.1%

 Drug Retail - 0.6%

 41,437

 CVS Caremark Corp.

 $

 2,547,961

 33,299

 Tsuruha Holdings, Inc.

 3,068,895

 $

 5,616,856

 Food Retail - 0.3%

 49,434

 BIM Birlesik Magazalar AS

 $

 1,135,084

 19,800

 Magnit OJSC (G.D.R.)

 1,136,256

 $

 2,271,340

 Hypermarkets & Super Centers - 0.2%

 1,590,247

 Sun Art Retail Group, Ltd.

 $

 2,209,408

 Total Food & Staples Retailing

 $

 10,097,604

 Food, Beverage & Tobacco - 3.1%

 Brewers - 0.7%

 45,928

 Carlsberg A/S

 $

 4,565,901

 1,417,784

 Nigerian Breweries Plc

 1,520,984

 $

 6,086,885

 Distillers & Vintners - 0.4%

 122,382

 Diageo Plc

 $

 3,844,994

 Soft Drinks - 0.2%

 199,574

 Arca Continental SAB de CV

 $

 1,497,122

 Packaged Foods & Meats - 1.8%

 44,090

 Danone SA

 $

 3,493,242

 7,196,487

 Del Monte Pacific, Ltd.

 4,553,691

 802,157

 Grupo Bimbo SAB de CV

 2,704,204

 432,400

 Super Group, Ltd./Singapore

 1,634,812

 49,538

 The Hershey Co.

 4,699,670

 $

 17,085,619

 Total Food, Beverage & Tobacco

 $

 28,514,620

 Household & Personal Products - 0.6%

 Household Products - 0.2%

 28,629

 Reckitt Benckiser Group Plc

 $

 2,040,899

 Personal Products - 0.4%

 4,901,214

 Prince Frog International Holdings, Ltd.

 $

 3,209,274

 Total Household & Personal Products

 $

 5,250,173

 Health Care Equipment & Services - 1.1%

 Health Care Equipment - 0.4%

 61,559

 Covidien Plc

 $

 3,793,881

 Health Care Supplies - 0.2%

 78,000

 St Shine Optical Co, Ltd. *

 $

 2,180,170

 Managed Health Care - 0.5%

 71,637

 Aetna, Inc.

 $

 4,596,946

 Total Health Care Equipment & Services

 $

 10,570,997

 Pharmaceuticals, Biotechnology & Life Sciences - 5.1%

 Biotechnology - 0.2%

 29,645

 Actelion, Ltd.

 $

 1,974,477

 Pharmaceuticals - 4.3%

 4,805,686

 China Medical System Holdings, Ltd.

 $

 4,335,325

 504,384

 Guangzhou Pharmaceutical Co, Ltd.

 1,927,406

 75,332

 Johnson & Johnson

 7,043,542

 132,897

 Novartis AG

 9,567,845

 33,359

 Roche Holding AG

 8,221,603

 84,267

 Sanofi

 9,053,197

 $

 40,148,918

 Life Sciences Tools & Services - 0.6%

 58,110

 Thermo Fisher Scientific, Inc.

 $

 5,294,402

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 47,417,797

 Banks - 8.1%

 Diversified Banks - 8.1%

 2,346,594

 Abu Dhabi Commercial Bank PJSC

 $

 3,398,042

 112,590

 Australia & New Zealand Banking Group, Ltd.

 3,015,168

 2,311,390

 Commercial Bank of Ceylon Plc

 2,057,410

 18,743

 Credicorp, Ltd.

 2,230,417

 711,283

 First Gulf Bank PJSC

 3,198,117

 1,869,935

 Hatton National Bank Plc

 2,198,429

 4,912,850

 Krung Thai Bank PCL

 2,757,212

 1,203,100

 Metropolitan Bank & Trust

 2,934,832

 947,800

 Mitsubishi UFJ Financial Group, Inc.

 5,929,216

 1,323,158

 National Bank of Abu Dhabi PJSC

 4,691,097

 1,045,803

 National Development Bank Plc

 1,326,897

 238,386

 Nordea Bank AB

 3,023,337

 343,900

 Public Bank Bhd

 1,828,549

 122,056

 Qatar National Bank SAQ

 5,935,456

 724,519

 Sampath Bank Plc

 1,111,020

 929,332

 Siam Commercial Bank PCL

 4,697,038

 264,850

 Standard Chartered Plc

 6,139,979

 213,100

 Sumitomo Mitsui Financial Group, Inc.

 9,747,855

 305,225

 Turkiye Halk Bankasi AS

 2,282,926

 146

 United Overseas Bank, Ltd.

 2,462

 64,706

 Wells Fargo & Co.

 2,814,711

 31,769,124

 Zenith Bank Plc

 3,896,960

 $

 75,217,130

 Total Banks

 $

 75,217,130

 Diversified Financials - 3.4%

 Other Diversified Financial Services - 0.2%

 75,882

 Intercorp Financial Services, Inc.

 $

 2,200,578

 Multi-Sector Holdings - 1.3%

 347,142

 Ayala Corp.

 $

 4,824,468

 3,261,831

 First Pacific Co., Ltd.

 3,689,276

 28,820,347

 Metro Pacific Investments Corp.

 3,584,558

 $

 12,098,302

 Consumer Finance - 0.6%

 104,359

 Discover Financial Services, Inc.

 $

 5,166,814

 Asset Management & Custody Banks - 1.3%

 814,461

 Aberdeen Asset Management Plc

 $

 4,757,539

 174,096

 Blackstone Group LP

 3,925,865

 39,122

 Franklin Resources, Inc.

 1,912,283

 73,714

 KKR & Co LP

 1,507,451

 $

 12,103,138

 Total Diversified Financials

 $

 31,568,832

 Insurance - 5.4%

 Life & Health Insurance - 1.6%

 1,296,536

 AIA Group, Ltd.

 $

 6,139,632

 50,952

 Prudential Financial, Inc.

 4,023,679

 27,390

 Swiss Life Holding AG

 4,917,283

 $

 15,080,594

 Multi-line Insurance - 1.6%

 61,881

 Allianz SE *

 $

 9,668,275

 240,768

 Assicurazioni Generali S.p.A.

 4,755,546

 $

 14,423,821

 Property & Casualty Insurance - 0.4%

 45,265

 The Travelers Companies, Inc.

 $

 3,781,891

 Reinsurance - 1.8%

 30,904

 Muenchener Rueckversicherungs AG

 $

 6,142,478

 136,762

 Swiss Re AG

 10,879,212

 $

 17,021,690

 Total Insurance

 $

 50,307,996

 Real Estate - 1.9%

 Retail REIT's - 0.0%†

 93,000

 Wheeler Real Estate Investment Trust, Inc.

 $

 483,600

 Specialized REIT's - 0.1%

 435,226

 Parkway Life Real Estate Investment Trust

 $

 856,536

 Diversified Real Estate Activities - 0.6%

 75,729,497

 Century Properties Group, Inc.

 $

 2,317,594

 78,189,719

 Pakuwon Jati Tbk PT

 2,885,078

 59

 Swire Pacific, Ltd.

 696

 $

 5,203,368

 Real Estate Operating Companies - 0.2%

 4,504,000

 SM Prime Holdings, Inc.

 $

 1,823,975

 Real Estate Development - 1.0%

 5,591,409

 Beijing Capital Land, Ltd.

 $

 2,025,356

 35,483

 Conwert Immobilien Invest SE

 383,375

 58,819,260

 Megaworld Corp.

 4,385,194

 16,014,439

 Sansiri PCL

 1,368,581

 2,297,456

 Ticon Industrial Connection PCL

 1,457,888

 $

 9,620,394

 Total Real Estate

 $

 17,987,873

 Software & Services - 1.9%

 IT Consulting & Other Services - 0.2%

 9,248,244

 China ITS Holdings Co., Ltd. *

 $

 2,251,789

 Data Processing & Outsourced Services - 0.4%

 24,233

 Visa, Inc.

 $

 4,289,483

 Application Software - 0.5%

 66,917

 Adobe Systems, Inc. *

 $

 3,163,836

 212,218

 The Sage Group Plc

 1,136,450

 $

 4,300,286

 Systems Software - 0.8%

 184,505

 Symantec Corp.

 $

 4,922,593

 67,000

 Trend Micro, Inc./Japan

 2,230,416

 $

 7,153,009

 Total Software & Services

 $

 17,994,567

 Technology Hardware & Equipment - 0.9%

 Computer Hardware - 0.4%

 4,953,000

 Inventec Corp.

 $

 3,728,705

 Electronic Components - 0.5%

 5,400

 Keyence Corp.

 $

 1,763,852

 30,900

 Kyocera Corp.

 3,127,341

 $

 4,891,193

 Total Technology Hardware & Equipment

 $

 8,619,898

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.3%

 25,716

 ASML Holding NV (A.D.R.)

 $

 2,311,868

 Semiconductors - 0.4%

 8,378,944

 Comtec Solar Systems Group, Ltd.

 $

 2,374,376

 2,119,706

 King Yuan Electronics Co, Ltd.

 1,409,382

 $

 3,783,758

 Total Semiconductors & Semiconductor Equipment

 $

 6,095,626

 Telecommunication Services - 0.2%

 Alternative Carriers - 0.2%

 215,829

 Inmarsat Plc

 $

 2,254,427

 Total Telecommunication Services

 $

 2,254,427

 Utilities - 2.2%

 Electric Utilities - 0.2%

 318,400

 Tokyo Electric Power Co, Inc.

 $

 1,946,041

 Multi-Utilities - 0.2%

 36,213

 Qatar Electricity & Water Co.

 $

 1,631,161

 Water Utilities - 0.2%

 4,064,904

 Sound Global, Ltd.

 $

 1,919,344

 Independent Power Producers & Energy Traders - 1.6%

 9,170,075

 Beijing Jingneng Clean Energy Co, Ltd. *

 $

 3,485,665

 8,410,424

 China Datang Corp Renewable Power Co, Ltd.

 1,939,107

 8,407,497

 China Power International Development, Ltd.

 3,528,615

 7,444,796

 Huadian Power International Corp, Ltd.

 3,453,170

 7,000,582

 Huaneng Renewables Corp, Ltd. *

 2,479,794

 $

 14,886,351

 Total Utilities

 $

 20,382,897

 TOTAL COMMON STOCKS

 (Cost $578,042,566)

 $

 616,812,641

 Principal Amount ($)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%

 Banks - 1.8%

 Thrifts & Mortgage Finance - 1.8%

 3,000,000

 NR/B3

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 $

 2,808,675

 3,000,000

 A-/Ba1

 GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39

 3,039,081

 2,384,000

 5.86

 B+/Baa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Floating Rate Note, 4/15/45

 2,400,750

 3,000,000

 5.57

 NR/B1

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 2,993,226

 5,568,069

 3.97

 NR/NR

 Wedgewood Real Estate Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 5,568,069

 $

 16,809,801

 Total Banks

 $

 16,809,801

 Real Estate - 0.2%

 Mortgage REIT's - 0.2%

 2,000,000

 NR/Caa3

 Credit Suisse First Boston Mortgage Securities Corp., 4.898%, 3/15/36 (144A)

 $

 1,894,416

 Total Real Estate

 $

 1,894,416

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $18,692,113)

 $

 18,704,217

 CORPORATE BONDS - 14.4%

 Energy - 2.2%

 Integrated Oil & Gas - 0.7%

 5,823,000

 BBB/Baa2

 Lukoil International Finance BV, 7.25%, 11/5/19 (144A)

 $

 6,661,512

 Oil & Gas Exploration & Production - 0.6%

 2,800,000

 BB+/Ba3

 Concho Resources, Inc., 7.0%, 1/15/21

 $

 3,080,000

 2,153,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)

 2,319,642

 350,000

 BB+/Ba3

 Whiting Petroleum Corp., 6.5%, 10/1/18

 371,000

 $

 5,770,642

 Coal & Consumable Fuels - 0.9%

 2,900,000

 NR/Ba1

 Adaro Indonesia PT, 7.625%, 10/22/19 (144A)

 $

 3,005,125

 1,500,000

 BB/B1

 CONSOL Energy, Inc., 8.0%, 4/1/17

 1,599,375

 3,200,000

 BB+/Ba1

 Peabody Energy Corp., 6.0%, 11/15/18

 3,272,000

 $

 7,876,500

 Total Energy

 $

 20,308,654

 Materials - 4.3%

 Diversified Chemicals - 0.3%

 2,500,000

 BB+/Ba2

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 2,625,000

 Diversified Metals & Mining - 1.9%

 5,300,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 4,221,742

 4,900,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 4,153,490

 4,500,000

 BB+/Ba2

 Compass Minerals International, Inc., 8.0%, 6/1/19

 4,826,250

 5,200,000

 B+/B1

 FMG Resources August 2006 Pty, Ltd., 6.875%, 4/1/22 (144A)

 5,148,000

 $

 18,349,482

 Gold - 1.2%

 4,500,000

 BBB/Baa2

 Barrick Gold Corp., 2.5%, 5/1/18 (144A)

 $

 4,175,820

 7,300,000

 NR/Baa3

 Kinross Gold Corp., 5.125%, 9/1/21

 6,788,124

 $

 10,963,944

 Steel - 0.5%

 2,500,000

 BB+/Ba1

 ArcelorMittal, 5.75%, 8/5/20

 $

 2,503,125

 2,000,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 2,100,000

 $

 4,603,125

 Forest Products - 0.3%

 EURO

 2,000,000

 BB/Ba2

 Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (144A)

 $

 2,913,997

 Paper Products - 0.1%

 1,000,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 $

 967,500

 Total Materials

 $

 40,423,048

 Capital Goods - 1.9%

 Construction & Engineering - 1.6%

 3,000,000

 BBB+/NR

 China Railway Resources Huitung, Ltd., 3.85%, 2/5/23

 $

 2,775,084

 3,000,000

 A-/A3

 CRCC Yuxiang, Ltd., 3.5%, 5/16/23

 2,732,673

 EURO

 6,300,000

 NR/Ba2

 Obrascon Huarte Lain SA, 7.625%, 3/15/20

 8,850,618

 $

 14,358,375

 Trading Companies & Distributors - 0.3%

 3,000,000

 BBB-/Baa3

 Noble Group, Ltd., 6.625%, 8/5/20 (144A)

 $

 3,067,500

 Total Capital Goods

 $

 17,425,875

 Transportation - 0.4%

 Trucking - 0.3%

 3,000,000

 BB-/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19

 $

 3,067,500

 Airport Services - 0.1%

 653,400

 B-/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 627,264

 Total Transportation

 $

 3,694,764

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 3,800,000

 B+/B3

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 3,942,500

 Total Automobiles & Components

 $

 3,942,500

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.1%

 1,000,000

 B+/B1

 Reynolds Group Issuer, Inc., 7.875%, 8/15/19

 $

 1,100,000

 Total Consumer Durables & Apparel

 $

 1,100,000

 Banks - 1.9%

 Diversified Banks - 1.9%

 1,990,000

 BBB+/A3

 Bangkok Bank PCL Hong Kong, 4.8%, 10/18/20 (144A)

 $

 2,089,518

 1,800,000

 A/A1

 Bank of China Hong Kong, Ltd., 5.55%, 2/11/20 (144A)

 1,917,914

 4,375,000

 A-/A3

 Bank of East Asia, Ltd., 6.125%, 7/16/20

 4,722,979

 EURO

 2,500,000

 NR/B1

 Bankia SA, 4.375%, 2/14/17

 3,168,606

 3,800,000

 NR/A3

 Industrial & Commercial Bank of China Asia, Ltd., 5.125%, 11/30/20

 3,940,220

 2,000,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 2,027,180

 $

 17,866,417

 Total Banks

 $

 17,866,417

 Diversified Financials - 1.8%

 Other Diversified Financial Services - 0.1%

 1,000,000

 0.00

 NR/NR

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 $

 1,000,000

 300,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 299,400

 $

 1,299,400

 Specialized Finance - 0.3%

 2,900,000

 BBB/Baa2

 China Merchants Finance Co, Ltd., 5.0%, 5/4/22

 $

 2,881,582

 Asset Management & Custody Banks - 0.9%

 1,556,000

 A/NR

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 $

 1,635,932

 3,000,000

 A-/NR

 KKR Group Finance Co LLC, 6.375%, 9/29/20 (144A)

 3,412,626

 3,800,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 3,612,816

 $

 8,661,374

 Investment Banking & Brokerage - 0.5%

 4,000,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 4,290,440

 Total Diversified Financials

 $

 17,132,796

 Insurance - 0.1%

 Reinsurance - 0.1%

 500,000

 12.17

 B/NR

 Montana Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 $

 487,100

 250,000

 14.59

 B-/NR

 Successor X, Ltd. Class III-S3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 248,475

 $

 735,575

 Total Insurance

 $

 735,575

 Real Estate - 0.9%

 Real Estate Development - 0.3%

 3,000,000

 BB/Ba2

 Agile Property Holdings, Ltd., 8.875%, 4/28/17 (144A)

 $

 3,161,400

 Real Estate Services - 0.6%

 5,000,000

 BB-/B2

 Kennedy-Wilson, Inc., 8.75%, 4/1/19

 $

 5,425,000

 Total Real Estate

 $

 8,586,400

 Utilities - 0.4%

 Independent Power Producers & Energy Traders - 0.4%

 1,300,000

 BB-/B1

 Calpine Corp., 7.25%, 10/15/17 (144A)

 $

 1,358,500

 400,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 410,440

 700,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 675,500

 1,000,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 965,000

 $

 3,409,440

 Total Utilities

 $

 3,409,440

 TOTAL CORPORATE BONDS

 (Cost $136,386,259)

 $

 134,625,469

 FOREIGN GOVERNMENT BONDS - 3.5%

 CLP

 2,290,000,000

 NR/NR

 Bonos del Banco Central de Chile en Pesos, 6.0%, 9/1/13

 $

 4,462,713

 4,000,000

 BB+/Baa3

 Indonesia Government International Bond, 5.875%, 3/13/20 (144A)

 4,364,320

 EURO

 6,750,000

 BBB+/Ba1

 Ireland Government Bond, 3.9%, 3/20/23

 9,004,072

 MXN

 15,000,000

 A-/Baa1

 Mexican Bonos, 8.0%, 6/11/20

 1,335,283

 MXN

 77,000,000

 A-/Baa1

 Mexican Bonos, 8.0%, 6/11/20

 6,854,451

 EURO

 5,000,000

 BB+/Baa3

 Romanian Government International Bond, 4.875%, 11/7/19

 7,002,953

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $33,109,655)

 $

 33,023,792

 SENIOR FLOATING RATE LOAN INTERESTS - 0.1% **

 Materials - 0.0%†

 Aluminum - 0.0%†

 243,753

 3.75

 NR/Ba2

 Novelis, Inc. Georgia, Initial Term Loan, 3/10/17

 $

 244,911

 Total Materials

 $

 244,911

 Health Care Equipment & Services - 0.0%†

 Health Care Services - 0.0%†

 59,604

 6.50

 B+/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 $

 59,828

 Total Health Care Equipment & Services

 $

 59,828

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 339,786

 3.75

 BB/Ba2

 CommScope, Inc., Tranche 2 Term Loan, 1/14/18

 $

 342,436

 Total Technology Hardware & Equipment

 $

 342,436

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $641,288)

 $

 647,175

 Shares

 EXCHANGE TRADED FUNDS - 5.4%

 91,500

 ETFS Platinum Trust *

 $

 12,854,835

 211,600

 ETFS Physical Palladium Shares *

 15,065,920

 579,700

 PowerShares Buyback Achievers Portfolio

 22,063,384

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $46,329,085)

 $

 49,984,139

 PURCHASED OPTIONS — 0.1%

 556

 S&P500 EMINI, 8/16/13, at $50

 $

 400,320

 5,000

 Market Vectors Semiconductor ETF, 8/13/17, at $38

 212,500

 TOTAL PURCHASED OPTIONS

 (Cost $881,759)

 $

 612,820

 TOTAL INVESTMENT IN SECURITIES - 93.1%

 (Cost $828,469,660) (a)

 $

 868,553,878

 OTHER ASSETS & LIABILITIES - 6.9%

 $

 64,422,171

 TOTAL NET ASSETS - 100.0%

 $

 932,976,049

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2013, the value of these securities amounted to $69,605,278 or 7.5% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 REIT

 Real Estate Investment Trust.

 (Cat Bond)

 Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $829,932,545 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 60,346,262

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (21,724,929)

 Net unrealized appreciation

 $

 38,621,333

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 CLP

 Chilean Peso

 EURO

 Euro

 MXN

 Mexican Peso

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
4,053,626

$
-

$
4,053,626

 Preferred Stocks

9,582,999

507,000

-

10,089,999

 Common Stocks

183,839,309

432,973,332

-

616,812,641

 Collateralized Mortgage Obligations

-

18,704,217

-

18,704,217

 Corporate Bonds

-

134,625,469

-

134,625,469

 Foreign Government Bonds

-

33,023,792

-

33,023,792

 Senior Floating Rate Loan Interests

-

647,175

-

647,175

 Exchange Traded Funds

49,984,139

-

-

49,984,139

 Purchased Options

612,820

-

-

612,820

 Total

$
244,019,267

$
624,534,611

$
-

$
868,553,878

 Other Financial Instruments

 Forward Foreign Currency Portfolio Hedge Contracts

$
-

$
49,705

$
-

$
49,705

 Futures Contracts

(1,000,044
)

-

-

(1,000,044
)

 Total

$
(1,000,044
)

$
49,705

$
-

$
(950,339
)

 During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VI By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 27, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 27, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 27, 2013 * Print the name and title of each signing officer under his or her signature.